Commitments and Contingencies - Future Minimum Payments under Finance Leases with Initial Terms of One Year or More (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum payments	$ 83	$ 89
Less: amount representing finance charges	(5)	(6)
Present value of minimum lease payment	78	83
Within one year [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum payments	39	32
Present value of minimum lease payment	36	29
After one year but not more than five years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum payments	44	57
Present value of minimum lease payment	$ 42	$ 54